General and administrative ("G&A") expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Wages, benefits and consulting	(8,004)	(6,276)
Office, rent and administration	(1,431)	(1,316)
Professional and legal	(1,325)	(458)
Share‐based compensation	(6,874)	(6,164)
Travel, marketing, investor relations and regulatory	(944)	(929)
Depreciation	(134)	(143)
Withholding taxes	(1,310)	-
Total G&A expense	(20,022)	(15,286)